Litigation (Details) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Pending Litigation
Litigation provisions
Balance at beginning of period | SFr		SFr 3,839
Increases in litigation accruals | SFr		774
Decreases in litigation accruals | SFr		(90)
Decreases for settlement and other cash payments | SFr		(3,638)
Foreign exchange translation | SFr		(136)
Balance at end of period | SFr		749
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr		0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr		SFr 1,500
Litigation foreign exchange matters | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Loss Contingency, Pending Claims, Number		4
Credit Suisse Securities (USA) LLC | Enron-related litigation | Silvercreek Management Inc v. Citigroup, Inc., et al | US District Court for the Southern District of Texas (SDT)
Litigation disclosures
Estimated damages			$ 280
Credit Suisse Securities (USA) LLC | Mortgage-related matters | United States Department of Justice (DOJ)
Litigation provisions
Balance at beginning of period			550
Increases in litigation accruals			2,000
Balance at end of period					$ 550
Litigation disclosures
of which civil money penalty			2,480
of which consumer relief			2,800
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | IKB Deutsche Industriebank AG | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			97
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party			$ 141
Percentage of RMBS issued by third party underwritten by CSS LLC		20.00%	20.00%	20.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 28
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Phoenix Light SF Ltd. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			281		362
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Royal Park Investments SA/NV | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			360
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | Circuit court of Montgomery County, Alabama
Litigation disclosures
RMBS offerings by third party			$ 311
Percentage of RMBS issued by third party underwritten by CSS LLC		45.00%	45.00%	45.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 139		153
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party			$ 394
Percentage of RMBS issued by third party underwritten by CSS LLC		23.00%	23.00%	23.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 92
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, and Boston - Seatle action | Washington State Court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			104			$ 249
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, and Boston - Boston action | US District Court for the District of Massachusetts
Litigation disclosures
RMBS offerings by third party			$ 5,700
Percentage of RMBS issued by third party underwritten by CSS LLC		6.00%	6.00%	6.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 333				$ 373
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Tennessee Consolidated Retirement System | Tennessee State Court
Litigation disclosures
RMBS offerings by third party			$ 644
Percentage of RMBS issued by third party underwritten by CSS LLC		4.00%	4.00%	4.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 24
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions - dismissed case | Massachusetts Mutual Life Insurance Company | US District Court for the District of Massachusetts
Litigation disclosures
RMBS offerings by third party			$ 110
Percentage of RMBS issued by third party underwritten by CSS LLC		97.00%	97.00%	97.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 107
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions - dismissed case | National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union | US District Court for the District of Kansas
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			400
Value of RMBS issued by third party underwritten by CSS LLC			715
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions - dismissed case | Deutsche Zentral-Genossenschaftsbank AG, New York Branch | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			111
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions - dismissed case | CMFG Life Insurance Company | US District Court for the Western District of Wisconsin
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			62		$ 70
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | MBIA Insurance Corp. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			770
Original principal balance of loans demanded to be repurchased			549
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			500
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			730
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			341
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			436
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			420
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			495
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			206
Bank parent company and other subsidiaries | Bank loan litigation | Homeowners in four real estate developments Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer | US District Court for the District of Idaho | Minimum
Litigation disclosures
Estimated damages			24,000
Bank parent company and other subsidiaries | Bank loan litigation | Highland Capital Management LP | Texas State Court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			$ 287
Credit Suisse AG | ATA litigation | US District Court for the Eastern District of New York (EDNY)
Litigation disclosures
Number of Plaintiffs		200	200	200
Credit Suisse AG | ATA litigation | US District Court for the Southern District of Illinois
Litigation disclosures
Number of Plaintiffs		100	100	100
Credit Suisse AG | Rates Related Matters | New York State Department of Financial Services
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			$ 135
Credit Suisse AG | Customer acount matters, against former relationship manager | Credit Suisse AG | Geneva Prosecutor's Office
Litigation disclosures
Estimated damages	$ 130
Credit Suisse International | Caspian Energy litigation | Rosserlane Consultants Limited And Swingbrook Developments Limited | English Court
Litigation disclosures
Investment in Kyurovdag Oil and Energy Field, Held by Plaintiff		51.00%	51.00%	51.00%
Sale price of investment			$ 245
Credit Suisse International | Caspian Energy litigation | Rosserlane Consultants Limited And Swingbrook Developments Limited | English Court | Minimum
Litigation disclosures
Sale price of investment			700
Credit Suisse Securities (Europe) Limited | Fondazione MPS litigation | Fondazione Monte dei Paschi di Siena | Civil Court of Milan, Italy
Litigation disclosures
Estimated damages | €				€ 3,000
Purchase price paid by plaintiff | €				9,000
Purchase price funded by rights offer and issuance of unredeemable securities | €				5,000
Purchase price funded by rights offer of which invested by plaintiff | €				2,900
Purchase price funded by issuance of unredeemable securities, of which invested by plaintiff | €				€ 490
Credit Suisse AG, New York Branch | Rates Related Matters | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			$ 50